INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 31.2	$ 22.1
United States
Income Tax Contingency [Line Items]
Accumulated tax loss carry forward	26.3
Israel | Foreign Tax Jurisdiction
Income Tax Contingency [Line Items]
Accumulated tax loss carry forward	$ 58.5